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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ---------
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Shanna S. Sullivan
Title:   Vice President
Phone:   (203) 629-1980

Signature, Place, and Date of Signing:

/s/ Shanna Sullivan         Greenwich, CT               February 8, 2011
-------------------  ----------------------------  ---------------------------
    (Signature)             (City, State)                    (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
--------------------                   ---------------------------------------
028-01190                              Frank Russell Company
028-05788                              Natixis Asset Management Advisors, L.P.

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                             Form 13F SUMMARY PAGE

Report Summary:  Sound Shore Management, Inc.

Number of Other Included Managers:                                    1

Form 13F Information Table Entry Total:                              53

Form 13F Information Table Value Total:                      $6,447,842
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.      Form 13F File number            Name
---      --------------------            ----------------------
1        028-01190                       Frank Russell Company

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
             Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                     12/31/2010

                                                                            Item 6                            Item 8
                             Item 2                                  Investment Discretion               Voting Authority
                             Title   Item 3     Item 4              -----------------------        ----------------------------
          Item 1               of    Cusip    Mkt. Value   Item 5      Sole    Shared Other Item 7    Sole    Shared    None
      Name of Issuer         Class   Number    x $1000     Shares      (A)      (B)    (C)  Mgrs.     (A)      (B)      (C)
---------------------------- ------ --------- ---------- ---------- ---------- ------ ----- ------ ---------- ------ ----------
Abbott Laboratories          COMMON 002824100    178,504  3,725,813  3,725,813      0     0         2,924,813      0    801,000
AES Corporation              COMMON 00130H105    164,201 13,481,175 13,481,175      0     0        10,512,175      0  2,969,000
Altria Group Inc.            COMMON 02209S103        201      8,150      8,150      0     0             8,150      0          0
Apollo Group, Inc.           COMMON 037604105    150,296  3,805,914  3,805,914      0     0         2,977,514      0    828,400
Applied Materials            COMMON 038222105    174,840 12,444,157 12,444,157      0     0         9,745,057      0  2,699,100
Baker Hughes Inc.            COMMON 057224107    135,230  2,365,406  2,365,406      0     0         1,853,006      0    512,400
Bank of America Corporation  COMMON 060505104    200,703 15,045,167 15,045,167      0     0        11,761,067      0  3,284,100
Baxter International Inc     COMMON 071813109    127,062  2,510,107  2,510,107      0     0         1,949,607      0    560,500
Chubb Corporation            COMMON 171232101        298      5,000      5,000      0     0             5,000      0          0
CitiGroup, Inc.              COMMON 172967101    227,589 48,116,012 48,116,012      0     0        37,482,312      0 10,633,700
Coca Cola Company            COMMON 191216100    127,906  1,944,748  1,944,748      0     0         1,504,348      0    440,400
Comcast Corporation Class A  COMMON 20030N101    172,203  7,838,109  7,838,109      0     0         6,162,009      0  1,676,100
Credit Suisse Group          COMMON 225401108    183,165  4,532,664  4,532,664      0     0         3,539,464      0    993,200
CVS Caremark Corporation     COMMON 126650100    176,377  5,072,667  5,072,667      0     0         3,917,367      0  1,155,300
Devon Energy Corporation     COMMON 25179M103    190,686  2,428,812  2,428,812      0     0         1,907,012      0    521,800
DIRECTV Group Inc            COMMON 25459L106        624     15,626     15,626      0     0            15,626      0          0
eBay Inc.                    COMMON 278642103    152,661  5,485,478  5,485,478      0     0         4,291,678      0  1,193,800
El Paso Corporation          COMMON 28336L109     94,478  6,866,135  6,866,135      0     0         5,328,735      0  1,537,400
EQT Corporation              COMMON 26884L109    181,265  4,042,491  4,042,491      0     0         3,153,191      0    889,300
Exelon Corporation           COMMON 30161N101    196,236  4,712,691  4,712,691      0     0         3,667,191      0  1,045,500
Exxon Mobil Corp             COMMON 30231G102        259      3,548      3,548      0     0             3,548      0          0
Frontier Communications Co   COMMON 35906A108        375     38,500     38,500      0     0            38,500      0          0
General Motors Company       COMMON 37045V100    141,620  3,842,114  3,842,114      0     0         3,023,514      0    818,600
Goldman Sachs Group Inc      COMMON 38141G104        454      2,700      2,700      0     0             2,700      0          0
Intl Business Machines       COMMON 459200101        301      2,048      2,048      0     0             2,048      0          0
International Game Technol   COMMON 459902102    159,369  9,008,988  9,008,988      0     0         7,250,888      0  1,758,100
Jabil Circuit, Inc.          COMMON 466313103        402     20,000     20,000      0     0            20,000      0          0
JetBlue Airways Corporation  COMMON 477143101        364     55,000     55,000      0     0            55,000      0          0
Lowe's Companies, Inc.       COMMON 548661107        245      9,750      9,750      0     0             9,750      0          0
Marathon Oil Corporation     COMMON 565849106    171,845  4,640,699  4,640,699      0     0         3,620,399      0  1,020,300
Merck & Co. Inc.             COMMON 589331107        303      8,400      8,400      0     0             8,400      0          0
Microsoft Corp               COMMON 594918104    220,938  7,916,090  7,916,090      0     0         6,178,990      0  1,737,100
Morgan Stanley               COMMON 617446448    168,533  6,193,785  6,193,785      0     0         4,866,085      0  1,327,700
Newmont Mining Corporation   COMMON 651639106    151,712  2,469,672  2,469,672      0     0         1,932,372      0    537,300
Novartis AG ADR              COMMON 66987V109    136,931  2,322,834  2,322,834      0     0         1,804,734      0    518,100
Pfizer Inc.                  COMMON 717081103    212,393 12,129,825 12,129,825      0     0         9,459,125      0  2,670,700
Phillip Morris International COMMON 718172109        418      7,150      7,150      0     0             7,150      0          0
PNC Financial Services Group COMMON 693475105        261      4,300      4,300      0     0             4,300      0          0
Charles Schwab Corporation   COMMON 808513105    183,526 10,726,249 10,726,249      0     0         8,351,649      0  2,374,600
Southwest Airlines Company   COMMON 844741108    162,733 12,537,233 12,537,233      0     0         9,885,133      0  2,652,100
State Street Corporation     COMMON 857477103    164,353  3,546,676  3,546,676      0     0         2,763,276      0    783,400
Sunoco, Inc.                 COMMON 86764P109    163,916  4,066,394  4,066,394      0     0         3,188,894      0    877,500
Symantec Corporation         COMMON 871503108    153,688  9,180,865  9,180,865      0     0         7,211,265      0  1,969,600
TJX Companies, Inc.          COMMON 872540109        633     14,250     14,250      0     0            14,250      0          0
Texas Instruments Inc.       COMMON 882508104    127,850  3,933,860  3,933,860      0     0         3,060,160      0    873,700
Time Warner, Inc.            COMMON 887317303    171,135  5,319,705  5,319,705      0     0         4,131,505      0  1,188,200
Valero Energy Corporation    COMMON 91913Y100    116,794  5,051,646  5,051,646      0     0         3,950,146      0  1,101,500
Visa, Inc.                   COMMON 92826C839    136,877  1,944,832  1,944,832      0     0         1,523,432      0    421,400
Wal-Mart Stores, Inc.        COMMON 931142103    212,209  3,934,895  3,934,895      0     0         3,101,295      0    833,600
Bunge Limited                COMMON G16962105    148,449  2,265,700  2,265,700      0     0         1,748,700      0    517,000
Invesco Ltd.                 COMMON G491BT108    150,285  6,246,257  6,246,257      0     0         4,875,257      0  1,371,000
LyondellBasell Industries    COMMON N53745100    159,224  4,628,610  4,628,610      0     0         3,603,610      0  1,025,000
Flextronics International    COMMON Y2573F102    194,924 24,831,036 24,831,036      0     0        19,336,336      0  5,494,700

   TOTALS:                     53              6,447,842
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